Bingham McCutchen LLP
                                2020 K Street NW
                            Washington, DC 20006-1806

                                                                  March 18, 2008

VIA EDGAR
Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C.  20549

         Re:   Pioneer Variable Contracts Trust

Ladies and Gentlemen:

On behalf of Pioneer Variable Contracts Trust (the "Registrant"), we enclose herewith pursuant to Rule 20a-1 under the Investment Company Act of 1940, as amended, and Rule 14a-6(b) under the Securities Exchange Act of 1934, as amended (the "1934 Act"), a definitive copy of the:

     [ ]   Letter to Shareholders,
     [ ]   Notice of Meeting,
     [ ]   Proxy Statement, and
     [ ]   Form of Proxy Card

to be used in connection with a Special Meeting of Shareholders of the Registrant. The definitive proxy statement has been marked to show the changes made from the preliminary proxy materials filed with the Commission on February 15, 2008. Pursuant to Rule 14a-6(d) under the 1934 Act, definitive copies of the enclosed materials filed pursuant to Rule 14a-6(b) are intended to be released to shareholders on or about March 18, 2008.

If you have any comments or questions, please do not hesitate to call the undersigned at (202) 373-6185 or Donald Davidson at 415-393-2360.

                                    Sincerely,

                                    /s/ Nancy M. Persechino

                                    Nancy M. Persechino